Note 8 - Reserve for Share Based Payments - Share Based Payment Activity (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance, amount	$ 36,254,043	$ 35,156,483
Issue of restricted stock unit
Share based compensation – RSUs	49,981	262,929
Share based compensation – Stock options	1,614,000	1,725,000
RSU forfeited	(65,098)	(123,569)
Reversal of derivative in gold bullion loan upon change of functional currency to USD		5,051,000
Reversal of derivative in gold convertible loans upon change of functional currency to USD		108,000
Conversion component of convertible loans	310,000	625,000
Balance, amount	34,326,005	36,254,043
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Balance, amount	7,674,233	1,066,863
Issue of restricted stock unit	(188,722)	(1,040,990)
Share based compensation – RSUs	49,981	262,931
Share based compensation – Stock options	1,614,000	1,725,000
RSU forfeited	(65,098)	(123,571)
Reversal of derivative in gold bullion loan upon change of functional currency to USD		5,051,000
Reversal of derivative in gold convertible loans upon change of functional currency to USD		108,000
Conversion component of convertible loans	310,000	625,000
Balance, amount	$ 9,394,394	$ 7,674,233